Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred taxes
	2021	2020
Deferred tax assets:
Net benefit from tax loss carryforwards	$2,504,647	$1,393,996
Deferred revenues	264,997	224,997
Other, net	(24,086)	6,951
Valuation allowance	(2,745,558)	(1,625,944)

Net deferred taxes	$-	$-

Schedule of income tax provision
	2021	2020	2019

Current tax	$-	$-	$-
Deferred income tax (benefit)	(1,119,614)	(384,488)	(325,572)
	(1,119,614)	(384,488)	(325,572)
Change in valuation allowance	1,119,614	384,488	325,572
Total income tax expense	$-	$-	$-

Schedule of effective reconciliation of the federal income tax rate
	2021	2020	2019

Statutory tax rate	10.6%	9.0%	9.0%
Effect of permanent differences	(3.6)%	3.9%	(2.3)%
Change in valuation allowance on deferred tax assets	(7.0)%	(12.9)%	(6.7)%

Effective tax rate	0.0%	0.0%	0.0%